Putnam Small Cap Value Fund
Fund Summary
Goal
Putnam Small Cap Value Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Small Cap Value Fund	Class A		Class B		Class C		Class M	Class R	Class R5	Class R6	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Small Cap Value Fund	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class T		Class Y
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%		0.63%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%			0.25%
Other expenses	0.30%	0.30%	0.30%	0.30%	0.30%	0.24%	0.14%	0.30%	[1]	0.30%
Acquired fund fees and expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%		0.24%
Total annual fund operating expenses	1.42%	2.17%	2.17%	1.92%	1.67%	1.11%	1.01%	1.42%		1.17%
[1]	Other expenses are based on expenses of class A shares for the funds last fiscal year.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	711	998	1,307	2,179
Class B	720	979	1,364	2,139
Class C	320	679	1,164	2,503
Class M	538	932	1,350	2,515
Class R	170	526	907	1,976
Class R5	113	353	612	1,352
Class R6	103	322	558	1,236
Class T	391	688	1,007	1,909
Class Y	119	372	644	1,420

Expense Example, No Redemption - Putnam Small Cap Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	220	679	1,164	2,139
Class C	220	679	1,164	2,503

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.
Investments
We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances we invest at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of April 30, 2017, the index was composed of companies having market capitalizations of between approximately $28.8 million and $12.5 billion.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 3/31/17 1.37% Best calendar quarter Q2 2009 25.49% Worst calendar quarter Q4 2008 -28.78%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Small Cap Value Fund		1 Year	5 Years	10 Years
Class A		19.31%	13.87%	4.57%
Class A | after taxes on distributions		19.12%	13.27%	3.77%
Class A | after taxes on distributions and sale of fund shares		11.08%	11.05%	3.48%
Class B		20.66%	14.11%	4.72%
Class C		24.69%	14.35%	4.41%
Class M		21.62%	13.83%	4.30%
Class R		26.33%	14.94%	4.94%
Class R5	[1]	27.08%	15.57%	5.49%
Class R6	[1]	27.17%	15.63%	5.52%
Class T	[2]	23.42%	14.65%	4.93%
Class Y		26.91%	15.51%	5.46%
Russell 2000 Value Index (no deduction for fees, expenses or taxes)	[3]	31.74%	15.07%	6.26%
[1]	Performance for class R5 and class R6 shares prior to their inception (11/1/13) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.
[2]	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
[3]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after six years.